Financial instruments - Financial assets and financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Provision for expected credit losses	$ 9,723
Financial Liabilities at amortized cost
Financial instruments
Financial Liabilities at amortized cost	72,666	$ 11,320
FVTPL
Financial instruments
FVTPL	46,496	9,906
Financial Assets at amortized cost
Financial instruments
Financial Assets at amortized cost	57,662	90,255
Cash and cash equivalents | Financial Assets at amortized cost
Financial instruments
Financial Assets at amortized cost	17,379	71,098
Amounts receivable (excluding sales taxes and prepayments)
Financial instruments
Financial Assets at amortized cost	18,800	8,000
Amounts receivable (excluding sales taxes and prepayments) | Financial Assets at amortized cost
Financial instruments
Financial Assets at amortized cost	18,797	8,061
Investments and prepaid gold interests | FVTPL
Financial instruments
FVTPL	46,496	9,906
Loans receivable
Financial instruments
Financial Assets at amortized cost	21,500	11,100
Loans receivable | Accumulated impairment
Financial instruments
Provision for expected credit losses	9,700
Loans receivable | Financial Assets at amortized cost
Financial instruments
Financial Assets at amortized cost	21,486	11,096
Amounts payable and other liabilities | Financial Liabilities at amortized cost
Financial instruments
Financial Liabilities at amortized cost	15,666	$ 11,320
Debt | Financial Liabilities at amortized cost
Financial instruments
Financial Liabilities at amortized cost	$ 57,000